BUSINESS COMBINATIONS (Details) $ in Millions, $ in Millions		3 Months Ended	12 Months Ended
	Nov. 17, 2017 USD ($) training_centre	Dec. 31, 2017	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 CAD ($)	Nov. 17, 2017 CAD ($)	Sep. 30, 2017 CAD ($)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Contingent consideration arising on business combinations			$ 11.0	$ 0.0
Identifiable assets acquired					$ 114.9
Goodwill expected to be not deductible for tax purposes					53.0
Philippine Academy for Aviation Training Inc
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Proportion of ownership interest in joint venture	50.00%		40.00%	20.00%
Portfolio Of Training Assets
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash transferred						$ 24.7
Property, plant and equipment						24.7
Goodwill recognised as of acquisition date						4.6
Non-current assets						1.4
Non-current liabilities recognised as of acquisition date						$ 6.0
Asian Aviation Centre of Excellence Sdn. Bhd.
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash transferred	$ 90				114.8
Property, plant and equipment					103.0
Non-current liabilities recognised as of acquisition date					$ 16.8
Percentage of voting equity interests acquired	50.00%				50.00%
Contingent consideration arising on business combinations	$ 10				$ 10.7
Proportion of ownership interest in subsidiary	100.00%	100.00%
Number of training centre | training_centre	3
Identifiable assets acquired					199.1
Fair value of acquired receivables					14.0
Customer relationships
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Intangible assets other than goodwill					$ 61.6